Organization	12 Months Ended
Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization	OrganizationMynd.ai, Inc. ("the Company"), a Cayman Islands company, provides global, end-to-end, learning solutions and collaboration tools to help teachers, schools, students, and professionals realize their greatest potential. The Company's global headquarters is in Seattle, Washington, U.S., and it conducts its business through its various subsidiaries throughout the world, with operations principally focused in the U.S., Europe, and the U.K.